SEGMENT INFORMATION - Long-lived assets and operating lease assets by geographic areas (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,658
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,016
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 642